TAXES ON INCOME (Details 1) (USD $)	12 Months Ended		29 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2013
Valuation Allowance [Line Items]
Domestic	$ 4,340,178	$ 2,987,718	$ 7,587,853
Foreign	9,591,600	2,698,855	12,415,847
Income (Loss) from Continuing Operations before Equity Method Investments, Income Taxes, Extraordinary Items, Noncontrolling Interest, Total	$ 13,931,778	$ 5,686,573	$ 20,003,700